STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

May 4, 2023

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Typhon Tactical Managed Futures Strategy Fund, a series of the Starboard Investment Trust File Nos. 333-159484 and 811-22298

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Typhon Tactical Managed Futures Strategy Fund do not differ from those contained in Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on April 28, 2023.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie Coop
Tracie Coop, Secretary